NOTES TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flows Explanatory Notes [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities	The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the
Consolidated Statement of Changes in Equity.

					Group
	Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Total
2025	£m	£m	£m	£m	£m
At 1 January	35,673	2,385	1,860	88	40,006
Proceeds from issue of debt securities	9,809	—	—	—	9,809
Repayment of debt securities	(3,917)	—	—	—	(3,917)
Repayment of subordinated liabilities	—	(302)	—	—	(302)
Issue of other equity instruments	—	—	500	—	500
Repurchase of other equity instruments	—	—	(500)	—	(500)
Principal elements of lease payments	—	—	—	(22)	(22)
Liability-related other changes	176	(5)	—	6	177
Non-cash changes:
– Unrealised foreign exchange	(546)	(54)	—	—	(600)
– Other changes	193	8	—	—	201
At 31 December	41,388	2,032	1,860	72	45,352

2024
At 1 January	33,910	2,386	1,956	111	38,363
Proceeds from issue of debt securities	8,397	—	—	—	8,397
Repayment of debt securities	(6,539)	—	—	—	(6,539)
Issue of other equity instruments	—	—	400	—	400
Repurchase of other equity instruments	—	—	(500)	—	(500)
Principal elements of lease payments	—	—	—	(33)	(33)
Liability-related other changes	283	1	—	10	294
Non-cash changes:
– Unrealised foreign exchange	(395)	3	—	—	(392)
– Other changes	17	(5)	4	—	16
At 31 December	35,673	2,385	1,860	88	40,006

2023
At 1 January	31,531	2,332	1,956	125	35,944
Proceeds from issue of debt securities	4,208	—	—	—	4,208
Repayment of debt securities	(2,568)	—	—	—	(2,568)
Proceeds from issue of subordinated liabilities	—	1,050	—	—	1,050
Repayment of subordinated liabilities	—	(971)	—	—	(971)
Principal elements of lease payments	—	—	—	(47)	(47)
Liability-related other changes	1,004	25	—	33	1,062
Non-cash changes:
– Unrealised foreign exchange	(651)	(22)	—	—	(673)
– Other changes	386	(28)	—	—	358
At 31 December	33,910	2,386	1,956	111	38,363